OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
               Supplement dated January 4, 1999 to the
                 Prospectus dated November 27, 1998

The Prospectus is changed as follows:

1. The paragraph entitled "Portfolio Manager" on page 13 is deleted and replaced with the following:

      - Portfolio Managers. The Portfolio Managers of the Fund are Ronald H. Fielding and Anthony A. Tanner. Effective January 1, 1999 they will be the persons principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Fielding and Tanner are Vice Presidents of the Fund. Mr. Fielding also serves as an officer and portfolio manager for other Oppenheimer funds.



January 4, 1999                                     PS0740.010

               OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
              Supplement dated January 4, 1999 to the
     Statement of Additional Information dated November 27, 1998



The Statement of Additional Information is changed as follows:

1. The biography of Robert E. Patterson - Vice President and Portfolio Manager on page 30 is deleted and replaced with the following:

      Ronald H. Fielding, Vice President and Portfolio Manager, Age:49 350 Linden Oaks, Rochester, NY 14625 Senior Vice President of the Manager (since January 1996), Chairman of Rochester Division of the Manager (since January 1996); Formerly President and a director of Rochester Tax Managed Fund, Inc (1982-1995), President and a director of Fielding Management Company, Inc. (1982-1995), Chairman and a director of Rochester Fund Distributors, Inc. (1982-1995), President and a director of Rochester Capital Advisors, Inc. (1993-1995), President and a director of Rochester Fund Services, Inc. (1986-1995), President and a trustee of Limited Term New York Municipal Fund (1991-1995), President and a trustee of Convertible Securities Fund ( 1986-1995), President and a trustee of Rochester Fund Municipals (1986-1995).

      Anthony A. Tanner, Vice President and Portfolio Manager, Age:38
      350 Linden Oaks, Rochester, NY 14625
      Vice President of the Manager (since 1996); formerly Vice President of Research for Rochester Capital Advisors, Inc. and Fielding Management Company, Inc.




January 4, 1999                                          PX0740.008